SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 12, 2024	Jun. 30, 2023
SUBSEQUENT EVENTS
Authorization amount for repurchase		$ 150
Subsequent Event
SUBSEQUENT EVENTS
Dividends declared per share	$ 0.29
Authorization amount for repurchase	$ 350
Subsequent Event | ADS
SUBSEQUENT EVENTS
Dividends declared per share	$ 0.58